Total Outstanding Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Beginning Balance	(142,241,000)	(142,322,000)	(141,632,000)
Shares Issued	1,875,000	2,605,000	1,688,000
Repurchase of common stock at cost	(3,271,628)	(2,685,796)	(998,000)
Beginning Balance	140,844,000	142,241,000	142,322,000
Common Stock
Class of Stock [Line Items]
Beginning Balance	(162,776,000)	(162,776,000)	(162,776,000)
Beginning Balance	162,776,000	162,776,000	162,776,000
Treasury Stock
Class of Stock [Line Items]
Beginning Balance	(20,535,000)	(20,454,000)	(21,144,000)
Shares Issued	1,875,000	2,605,000	1,688,000
Repurchase of common stock at cost	(3,272,000)	(2,685,796)	(998,000)
Beginning Balance	21,932,000	20,535,000	20,454,000